Interests in associates - Summary of interests in associates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Share capital	$ 13,698	$ 1,493
ACTmed Co., Ltd [Member]
Disclosure of associates [line items]
Share capital	$ 1,347
Proportion of nominal value of issue capital held by the Company	24.85%
CERBACT Asia Holdings Pte. Ltd [Member]
Disclosure of associates [line items]
Share capital	$ 100
Proportion of nominal value of issue capital held by the Company	26.04%